Prospectus supplement	January 23, 2012

Putnam VT Global Utilities Fund Prospectuses dated April 30, 2011

The sub-section Your fund's management in the section Fund summary or Fund summaries and the section Who oversees and manages the fund? or Who oversees and manages the funds? are supplemented to reflect that the fund’s portfolio manager is now solely George Gianarikas.

Mr. Gianarikas joined the fund in January 2012. Since January 2009, he has been employed by Putnam Investment Management, LLC as an Analyst and previously as a Sector Team Leader. From 2007 to 2008, he was employed by Wellington Management Company as a Global Industry Analyst. From 2003 to 2007, he was employed by RiverSource Investments as an Equity Analyst.

HV-6488 272577 1/12

Prospectus supplement	January 23, 2012

VT Putnam Research Fund Prospectuses dated April 30, 2011

The sub-section Your fund's management in the section Fund summary or Fund summaries is deleted in its entirety and replaced with the following disclosure:

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Portfolio managers

Aaron Cooper, Director of Global Equity Research, portfolio manager of the fund since 2011

Kelsey Chen, Analyst, portfolio manager of the fund since 2010

Steven Curbow, Analyst, portfolio manager of the fund since 2010

George Gianarikas, Analyst, portfolio manager of the fund since 2010

Ferat Ongoren, Analyst, portfolio manager of the fund since 2010

Walter Scully, Analyst, portfolio manager of the fund since 2010

The sub-section Portfolio managers- Putnam VT Research Fund in the section Who oversees and manages the funds? is deleted in its entirety and replaced with the following disclosure:

Portfolio managers	Joined fund	Employer	Positions over past
five years

Aaron Cooper	2011	Putnam Management	Director of Global Equity
		2011 – Present	Research

		Fidelity Investments	Managing Director of
		2000 – 2011	Research; and Analyst

Kelsey Chen	2010	Putnam Management	Analyst
		2000 – Present	Previously, Sector
Team Leader

Steven Curbow	2010	Putnam Management	Analyst
		2008 – Present	Previously, Sector Team
Leader
		Independence	Director of Fundamental
		Investments LLC	Research, Portfolio
		1999 – 2008	Manager, Analyst

George Gianarikas	2010	Putnam Management	Analyst
		2009 – Present
		Wellington Management	Global Industry Analyst
		Company
		2007 – 2008
		RiverSource Investments	Equity Analyst
		2003 – 2007

Ferat Ongoren	2010	Putnam Management	Analyst
		2009 – Present
		Citigroup, Inc.	Director of Industrials
		1997 – 2009	Sector

Walter Scully	2010	Putnam Management	Analyst
		1996 – Present

The sub-section Portfolio managers in the section Who oversees and manages the fund? is deleted in its entirety and replaced with the following disclosure:

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past
five years

Aaron Cooper	2011	Putnam Management	Director of Global Equity
		2011 – Present	Research

		Fidelity Investments	Managing Director of
		2000 – 2011	Research; and Analyst

Kelsey Chen	2010	Putnam Management	Analyst
		2000 – Present	Previously, Sector
Team Leader

Steven Curbow	2010	Putnam Management	Analyst
		2008 – Present	Previously, Sector Team
Leader
		Independence	Director of Fundamental
		Investments LLC	Research, Portfolio
		1999 – 2008	Manager, Analyst

George Gianarikas	2010	Putnam Management	Analyst
2009 – Present
		Wellington Management	Global Industry Analyst
Company
2007 – 2008
		RiverSource Investments	Equity Analyst
2003 – 2007

Ferat Ongoren	2010	Putnam Management	Analyst
2009 – Present
		Citigroup, Inc.	Director of Industrials
		1997 – 2009	Sector

Walter Scully	2010	Putnam Management	Analyst
1996 – Present

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

PUTNAM INVESTMENTS	272576 – HV-6487 1/12